Reconciliation of Adjusted Net Loss (Income) per Ordinary Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted adjusted net loss per ordinary share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Net (loss) income	$(111,078)	$(115,707)	$(281,238)	$286,851
Less: income attributable to ordinary shares subject to redemption (1)	(10)	(3,920)	(19)	(90,220)
Adjusted net loss (income)	$(111,088)	$(119,627)	$(281,257)	$196,631

Basic and diluted weighted average shares outstanding (2)	4,435,615	4,374,169	4,426,599	4,318,920
Basic and diluted adjusted net loss (income) per ordinary share	$(0.03)	$(0.03)	$(0.06)	$0.05

	Year Ended December 31,
	2020	2019
Net income	$25,302	$2,168,220
Less: income attributable to ordinary shares subject to redemption (1)	(78,261)	(2,334,598)
Adjusted net loss	$(52,959)	$(166,378)

Basic and diluted weighted average shares outstanding (2)	4,356,194	4,143,456
Basic and diluted adjusted net loss per ordinary share	$(0.01)	$(0.04)